Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes Payable
Notes Payable

Note 5. Notes Payable

Bay City Capital Loan Commitment

On June 22, 2011, concurrent with the Merger Agreement discussed under Note 1 above, BCC, a related party, executed a binding commitment to loan the Company $2,400,000 ("the BCC Loan"), on a nonrecourse basis, immediately prior to the closing of the merger. Two of the Company's directors, Fred B. Craves, Ph.D. and Carl S. Goldfischer, M.D., are managing directors and managers of BCC and its affiliates. Michael S. Perry, D.V.M., Ph.D., the Company's President and Chief Medical Officer, is a venture partner of BCC. The receipt of the loan funds is a condition to Allozyne's obligation to effect the merger, and the BCC Loan will continue as an obligation of the combined company following closing of the merger. The Company intends to use the loan proceeds to satisfy employee severance, change of control and other related employee obligations arising in connection with the merger with Allozyne, which are expected to total approximately $2,400,000. The Company paid BCC a commitment fee of $50,000 in connection with BCC's delivery of its binding commitment. The commitment fee is recorded as an issuance cost and will be amortized over the term of the loan.

The terms of the BCC Loan will be as set forth in a loan and security agreement and related instruments (the "Loan Documents"), agreed upon by the Company and BCC at the time of delivery of the loan commitment. Under the loan and security agreement, BCC will lend the Company $2,400,000 against the Company's issuance of a secured non-recourse promissory note. The BCC Loan will accrue interest at the rate of 18% per annum, with the principal amount of the BCC Loan, all accrued interest and all other amounts payable under the Loan Documents due and payable in full within one year after the date of the BCC Loan. Repayment and performance of the BCC Loan will be secured by a first priority exclusive security interest in the Company's trademarks, patents and agreements related to picoplatin (the "Collateral").

Upon the occurrence and continuation of any event of default under the Loan Documents, BCC will have the right, without notice or demand, to any or all of the following:

—	declare all obligations under the Loan Documents immediately due and payable;

—	take possession of the Collateral and take any action that BCC considers necessary or reasonable to protect the Collateral and/or its security interest in the Collateral; or

—	exercise all rights and remedies available to BCC under the Loan Documents or at law or equity.

In addition, BCC may during any event of default require the Company (or the combined company) to:

—	seek any consent required to transfer or assign all or part of the Collateral to BCC or its designee;

—	grant to BCC or its designee an exclusive license or sublicense to all or part of the Collateral; and

—	assign to BCC any investigational new drug application or other regulatory approval pertaining to the Collateral, to the extent assignable.

Any of the following would be deemed "event of default" under Loan Documents:

—	the failure to pay the principal amount of the BCC Loan and all accrued interest in full on the maturity date;

—	any breach of any term, covenant, condition or agreement contained in the Loan Documents;

—	the material inaccuracy of any representation or warranty made in the Loan Documents;

—	the occurrence of a change of control of the combined company without the prior written consent of BCC;

—	the failure to create a valid and perfected first priority security interest in any Collateral; and

—	any bankruptcy or insolvency proceedings of the Company (or the combined company).

The loan and security agreement provides that BCC will not enter into, and will require that any transferee or licensee of any interest in the Collateral not enter into, any agreement or arrangement with W.C. Heraeus GmbH ("Heraeus") or its affiliates, for the supply of picoplatin active pharmaceutical ingredient ("API"), without assuming the Company's obligation to repay the costs to Heraeus for the purchase and set-up of dedicated equipment under the picoplatin API commercial supply agreement between the Company and Heraeus. This obligation is described further below under Note 12, Commitment and Contingency.

During the time that any obligations under the Loan Documents are outstanding, the Company agrees not to take the following actions without first obtaining the written consent of BCC:

—

create, incur or allow any mortgage, lien, pledge, security interest or other encumbrance on any Collateral or permit any Collateral not to be subject to the first priority security interest granted under the Loan Documents;

—

transfer or otherwise assign, pledge, license, or encumber, or enter into any agreement (except with or in favor of BCC) that directly or indirectly prohibits or has the effect of prohibiting BCC from selling, transferring, assigning, pledging, or encumbering any of the intellectual property included in the Collateral;

—

file a petition for bankruptcy or permit or suffer any receiver, trustee or assignee for the benefit of creditors, or any other custodian to be appointed to take possession of all or any of the Company's assets;

—

change the Company's state of organization, location of the Company chief executive office/chief place of business or remove its books and records from the location specified in the Loan Documents, or change the Company name, identity or structure to such an extent that any financing statement filed in connection with the Loan Documents would become ineffective or seriously misleading, except that the Company may change the Company's name to "Allozyne, Inc." upon closing of the merger;

—

take any action which could reasonably be expected to result in a material alteration or impairment of any of the assigned agreements included in the Collateral or of the Loan Documents which is materially adverse to the interests of BCC; and

—	deliver any notice of termination or terminate any of the assigned agreements included in the Collateral.

GE Business Financial Services, Inc. and Silicon Valley Bank Loan Agreement

On September 2, 2008, the Company entered into an Amended and Restated Loan and Security Agreement ("loan agreement"), with GE Business Financial Services Inc. and Silicon Valley Bank. The loan agreement amended and restated in its entirety the earlier loan and security agreement dated as of October 25, 2006, with the lenders, pursuant to which the Company obtained a $15,000,000 capital loan that was to mature on April 1, 2010.

The loan agreement provided for a $27,600,000 senior secured term loan facility ("loan facility") that consisted of an initial term loan advance in the amount of $17,600,000 and a second term loan advance in the amount of $10,000,000, which was fully funded on September 30, 2008. The advances under the loan facility were repayable over 42 months, commencing on October 1, 2008. Interest on the advances was fixed at 7.8% per annum. Final loan payments in the amounts of $1,070,000 and $900,000 were due upon maturity or earlier repayment of the loan advances. All final payment amounts were accreted to the note payable balance over the term of the loan facility using the effective interest rate method and reflected as additional interest expense. The loan facility was secured by a first lien on all of the non-intellectual property assets of the Company.

On December 20, 2010, the Company voluntarily prepaid $12,353,000 of aggregate principal, interest and fees due under the loan facility. The payoff amount reflects approximately $9,857,000 of aggregate outstanding principal and accrued but unpaid interest as of December 20, 2010, approximately $480,000 remaining interest due to be paid in the future, and the aggregate final payment of $1,970,000. The Company recorded a loss on extinguishment of debt of $1,217,000 in the fourth quarter of 2010 in connection with the prepayment of the loan facility. The prepayment discharged the Company's material liabilities and obligations under the loan facility which terminated, along with the security interests of the lenders, on the prepayment date.

Note 6. Note Payable

On September 2, 2008, the Company entered into an Amended and Restated Loan and Security Agreement ("loan agreement"), with GE Business Financial Services Inc. and Silicon Valley Bank. The loan agreement amended and restated in its entirety the earlier loan and security agreement dated as of October 25, 2006, with the lenders, pursuant to which the Company obtained a $15,000,000 capital loan that was to mature on April 1, 2010.

The loan agreement provided for a $27,600,000 senior secured term loan facility ("loan facility") that consisted of an initial term loan advance in the amount of $17,600,000 and a second term loan advance in the amount of $10,000,000, which was fully funded on September 30, 2008. The advances under the loan facility were repayable over 42 months, commencing on October 1, 2008. Interest on the advances was fixed at 7.8% per annum. Final loan payments in the amounts of $1,070,000 and $900,000 were due upon maturity or earlier repayment of the loan advances. All final payment amounts were accreted to the note payable balance over the term of the loan facility using the effective interest rate method and reflected as additional interest expense. The loan facility was secured by a first lien on all of the non-intellectual property assets of the Company.

On December 20, 2010, the Company voluntarily prepaid $12,353,000 of aggregate principal, interest and fees due under the loan facility. The payoff amount reflects approximately $9,857,000 of aggregate outstanding principal and accrued but unpaid interest as of December 20, 2010, approximately $480,000 remaining interest due to be paid in the future, and the aggregate final payment of $1,970,000. The prepayment discharged the Company's material liabilities and obligations under the loan facility which terminated, along with the security interests of the lenders, on the prepayment date.